Contingent Liabilities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2011	Jun. 18, 2010
Contingent Liabilities [Abstract]
Previous maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone minimum interest rates stipulated by the Interest Rate Restriction law				15.00%
Gray-zone maximum interest rates stipulated by the Interest Rate Restriction law				20.00%
Allowance for repayment of excess interest	¥ 114,895		¥ 136,906
Provision for repayment of excess interest recognized as part of equity in losses of equity method investee	¥ 0	¥ 27,085